CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 101,960	¥ 709,823		¥ 1,034,385	¥ 453,425
Restricted cash, current	34,580	240,741		89,222	55,214
Restricted cash, non-current	513	3,572		2,800	123,800
Total cash, cash equivalents and restricted cash	$ 137,053	¥ 954,136	$ 161,798	¥ 1,126,407	¥ 632,439	¥ 211,347